Business, Liquidity and Summary of Significant Accounting Policies - Schedule of Inventory by Using First-In First-Out Method (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Inventory Disclosure [Abstract]
Current inventory - Catheters	$ 79,604	$ 518,763
Non-current inventory - Consoles	190,276	190,276
Total inventory	$ 269,880	$ 709,039